Capital and funding - Summary of Share Capital (Details) - Unilever PLC € / shares in Units, £ / shares in Units, € in Millions, £ in Millions	1 Months Ended	11 Months Ended
	Dec. 31, 2020 GBP (£) £ / shares shares	Nov. 28, 2020 £ / shares	Nov. 28, 2020 € / shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	£ 81.8			£ 81.8	€ 92	€ 92
Conversion rate for ordinary shares nominal value | (per share)	£ 1	£ 1	€ 1.121
PLC ordinary shares of 31/9 p each(a)
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £	£ 36.4			£ 81.8
Number of shares issued | shares	2,629,243,772			2,629,243,772	2,629,243,772	2,629,243,772
Shares issued to NV Shareholders
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £	£ 45.4			£ 0.0
Number of shares issued | shares	1,460,713,122					1,460,713,122